Statements of Changes in Stockholders’ Deficit - USD ($)	Capital Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, Amount at Aug. 31, 2015	$ 22,170	$ 86,180	$ (228,141)	$ (119,791)
Beginning balance, Shares at Aug. 31, 2015	22,170,000
Net loss for the year			(93,867)	(93,867)
Ending balance, Amount at Aug. 31, 2016	$ 22,170	86,180	(322,008)	(213,658)
Ending balance, Shares at Aug. 31, 2016	22,170,000
Shares issued for settlement for due to related party, Shares	1,632,264
Shares issued for settlement for due to related party, Amount	$ 1,632	161,568		163,200
Common shares sold for cash, Shares	175,000
Common shares sold for cash, Amount	$ 175	17,325		17,500
Net loss for the year			(30,267)	(30,267)
Ending balance, Amount at Aug. 31, 2017	$ 23,977	$ 265,073	$ (352,275)	$ (63,225)
Ending balance, Shares at Aug. 31, 2017	23,977,264